1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com
Stuart Strauss stuart.strauss@dechert.com +1 212 698 3529 Direct +1 212 698 0453 Fax

VIA EDGAR

September 26, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Market Vectors ETF Trust
Securities Act File No. 333-123257
Investment Company Act File No. 811-10325

Ladies and Gentlemen:

On behalf of Market Vectors ETF Trust (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information contained in Post-Effective Amendment No. 845 to the Registrant’s Registration Statement on Form N-1A, filed on September 19, 2012, constituting the most recent effective amendment to this Registration Statement (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on September 19, 2012, accession number 0000930413-12-005330.

If you have any questions or comments regarding this filing, please call Stuart M. Strauss at (212) 698-3529.

  Very truly yours,

  /s/ Stuart M. Strauss

  Stuart M. Strauss

US  Austin  Boston  Charlotte  Hartford  Los Angeles  New York  Orange County  Philadelphia  Princeton  San Francisco  Silicon Valley

Washington DC   EUROPE  Brussels  Dublin  Frankfurt  London  Luxembourg  Moscow  Munich  Paris   ASIA  Beijing  Hong Kong